Leases - Lease Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Information About Lease Assets Explanatory [Line Items]
Lease assets, beginning balance	$ 1,394	$ 1,458
Additions	2,055	231
Depreciation	(362)	(302)
Derecognitions	(61)
Foreign exchange adjustments and other	(25)	7
Lease assets, ending balance	3,001	1,394
Corridor Pipeline, Sole Contracted Shipper
Disclosure Of Information About Lease Assets Explanatory [Line Items]
Additions	1,510
Product transportation and storage
Disclosure Of Information About Lease Assets Explanatory [Line Items]
Lease assets, beginning balance	752	840
Additions	1,554	5
Depreciation	(100)	(96)
Derecognitions	(3)
Foreign exchange adjustments and other	(4)	3
Lease assets, ending balance	2,199	752
Field equipment and power
Disclosure Of Information About Lease Assets Explanatory [Line Items]
Lease assets, beginning balance	468	482
Additions	413	118
Depreciation	(208)	(135)
Derecognitions	(29)
Foreign exchange adjustments and other	(10)	3
Lease assets, ending balance	634	468
Offshore vessels and equipment
Disclosure Of Information About Lease Assets Explanatory [Line Items]
Lease assets, beginning balance	64	71
Additions	45	40
Depreciation	(30)	(51)
Derecognitions	(29)
Foreign exchange adjustments and other	(7)	4
Lease assets, ending balance	43	64
Office leases and other
Disclosure Of Information About Lease Assets Explanatory [Line Items]
Lease assets, beginning balance	110	65
Additions	43	68
Depreciation	(24)	(20)
Derecognitions	0
Foreign exchange adjustments and other	(4)	(3)
Lease assets, ending balance	$ 125	$ 110